UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number                  811-22221
   GAI Mesirow Insight Fund, LLC
 (Exact name of registrant as specified in charter)
c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
 401 South Tryon Street
                                  Charlotte, NC 28202
(Address of principal executive offices) (Zip code)
Lloyd Lipsett
Wells Fargo Law Department
 J9201-210
200 Berkeley Street
                  Boston, MA  02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

GAI Mesirow Insight Fund, LLC

Financial Statements as of and for the
Six Month Period Ended September 30, 2015

GAI Mesirow Insight Fund, LLC

Table of Contents

Page

Schedule of Investments	1

Statement of Assets, Liabilities and Net Assets	3

Statement of Operations	4

Statements of Changes in Net Assets	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	10

Supplemental Information	23

GAI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited)
As of September 30, 2015

Strategy	Investments	Cost	Fair Value
	Investment Funds – 89.51%
	Credit – 10.20%
	King Street Europe, Ltd.	$1,747,055	$2,031,230
	LibreMax Offshore Fund, Ltd.	3,630,323	4,762,299
			6,793,529
	Diversified/Multi-Strategy - 8.12%
	Myriad Opportunities Offshore Fund Ltd.	5,000,000	5,408,872
	Event-Driven - 7.24%
	Owl Creek Overseas Fund Ltd.	2,057,143	1,703,856
	Senator Global Opportunity Offshore Fund Ltd.	3,000,000	3,117,370
			4,821,226
	Hedged Equity – 34.11%
	Anchor Bolt Offshore Fund, Ltd.	3,600,000	3,569,857
	Corvex Offshore Ltd.	2,725,921	3,419,357
	HFR RVA Kayne MLP 1.25x Fund	2,846,402	2,513,814
	LiquidAlts Omega Fund	5,932,260	4,855,026
	Naya Fund	3,233,613	3,544,707
	ValueAct Capital International II, LP	4,425,000	4,818,420
			22,721,181
	Macro and Commodity - 24.45%
	Discovery Global Macro Fund Ltd.	2,969,035	2,766,191
	Dymon Asia Macro Fund	3,150,000	3,085,451
	Menta Global Offshore, Ltd.	3,200,000	3,335,895
	Trend Macro Offshore Ltd.	3,583,710	3,679,808
	Winton Futures Fund Ltd.	2,948,669	3,418,413
			16,285,758
	Relative Value - 5.39%
	HFR CA Lazard Rathmore Fund	2,670,039	3,588,252
	Investments in Securities – 4.68%
	Equity – 4.68%
	Pershing Square Holdings, Ltd.	3,450,000	3,118,950
	Total Investments (Cost $60,169,170*) - 94.19%		62,737,768
	Other Assets & Liabilities (Net) - 5.81%		3,867,739
	Net Assets - 100.00%		$66,605,507

Percentages shown are stated as a percentage of net assets as of September 30, 2015.  All investments in Investment Funds are non-income producing.

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited) (continued)
As of September 30, 2015

*	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2015, as computed for federal tax purposes, were as follows:

	Aggregate cost	$68,474,004

	Gross unrealized appreciation	$1,298,336
	Gross unrealized depreciation	(7,034,572)
	Net unrealized depreciation	$(5,736,236)

Investments by Strategy (as a percentage of total investments)
Investment Funds
Hedged Equity	36.22%
Macro and Commodity	25.96
Credit	10.83
Diversified/Multi-Strategy	8.62
Event-Driven	7.68
Relative Value	5.72
Total Investment Funds	95.03
Investments in Securities
Equity	4.97
100.00%

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Statement of Assets, Liabilities and Net Assets (unaudited)
As of September 30, 2015

Assets
Investments in Investment Funds, at fair value (cost - $56,719,170)	$59,618,818
Investments in securities, at fair value (cost - $3,450,000)	3,118,950
Cash and cash equivalents	6,979,711
Receivable for investments in Investment Funds sold	1,842,395
Due from Adviser	22,661
Rebate receivable	5,961
Other prepaid assets	19,979
Total assets	71,608,475

Liabilities
Tenders payable	4,568,528
Management fee payable	229,661
Investor Distribution and Servicing Fees payable	7,797
Fund Board fees and expenses payable	4,534
Accrued expenses and other liabilities	192,448
Total liabilities	5,002,968

Net Assets
Total net assets	$66,605,507

Net Assets consist of:
Paid-in capital	$69,683,250
Undistributed net investment loss	(3,077,415)
Accumulated net realized gain/(loss) on investments	(2,568,926)
Net unrealized appreciation/(depreciation) on investments	2,568,598
Retained deficit	(3,077,743)
Total net assets	$66,605,507

Net Assets per Share
GAI Mesirow Insight Fund, LLC Class I (65,872.104 Shares outstanding)	$950.26
GAI Mesirow Insight Fund, LLC Class A (4,357.278 Shares outstanding)	$920.22

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Statement of Operations (unaudited)
For the Six Month Period Ended September 30, 2015

Investment Income
Rebate	$12,125
Interest	402
Total investment income	12,527

Fund Expenses
Management fee	484,845
Professional fees	326,565
Administrative and custodian fees	134,368
Commitment fees	39,650
Fund Board fees and expenses	26,294
Investor Distribution and Servicing fee	16,275
Other operating expenses	119,231
Total operating expenses	1,147,228
Expense reimbursement from Adviser	(24,619)
Net expenses	1,122,609
Net investment loss	(1,110,082)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from investments in Investment Funds	1,707,747
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(5,336,509)
Net change in unrealized appreciation/(depreciation) from investments in securities	(723,550)
Total net realized and unrealized gain/(loss) from investments	(4,352,312)
Net decrease in net assets resulting from operations	$(5,462,394)

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Statements of Changes in Net Assets

Net increase/(decrease) in net assets	For the Six Month Period Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
Operations
Net investment loss	$(1,110,082)	$(2,340,297)
Net realized gain/(loss) on investments in Investment Funds	1,707,747	7,747,643
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(5,336,509)	(4,423,348)
Net change in unrealized appreciation/(depreciation) from investments in securities	(723,550)	392,500
Net increase/(decrease) in net assets resulting from operations	(5,462,394)	1,376,498

Distributions to Shareholders
Distribution of net investment income	–	(3,171,170)
Distribution of net realized capital gains	–	(1,058,322)
Distribution to Shareholders	–	(4,229,492)

Capital Transactions
Issuance of shares	450,000	3,825,000
Reinvestment of distributions	–	3,290,291
Shares tendered	(9,552,617)	(30,035,070)
Decrease in net assets derived from capital transactions	(9,102,617)	(22,919,779)

Net Assets
Total decrease in net assets	(14,565,011)	(25,772,773)
Beginning of period	81,170,518	106,943,291
End of period	$66,605,507	$81,170,518
Undistributed net investment loss	$(3,077,415)	$(1,967,333)

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Statement of Cash Flows (unaudited)
For the Six Month Period Ended September 30, 2015

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(5,462,394)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(11,660,000)
Proceeds from sales of investments in Investment Funds	18,073,774
Net realized (gain)/loss from investments in Investment Funds	(1,707,747)
Net change in unrealized (appreciation)/depreciation on investments in Investment Funds	5,336,509
Net change in unrealized (appreciation)/depreciation on investments in securities	723,550
Decrease in receivable for investments in Investment Funds sold	5,774,861
Increase in due from Adviser	(22,661)
Decrease in other prepaid assets	62,164
Decrease in rebate receivable	3,242
Decrease in management fee payable	(50,584)
Decrease in Investor Distribution and Servicing Fees payable	(1,058)
Increase in Fund Board fees and expenses payable	238
Decrease in due to Adviser	(1,959)
Decrease in accrued expenses and other liabilities	(39,982)
Net cash provided by operating activities	11,027,953

Cash Used in Financing Activities
Proceeds from issuance of shares (net of change in subscriptions received in advance of $(10,000))	440,000
Payments for shares tendered (net of change in payable for tenders of $(5,344,565))	(14,897,182)
Net cash used in financing activities	(14,457,182)

Cash and Cash Equivalents
Net decrease in cash and cash equivalents	(3,429,229)
Cash and cash equivalents at beginning of period	10,408,940
Cash and cash equivalents at end of period	$6,979,711

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Financial Highlights

	Class I

	For the Six Month Period Ended September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	As of the close of business on March 31, 2012 (a)
Per Share operating performance:
(For Shares outstanding throughout the period/year)
Net asset value per Share, beginning of period/year	$1,022.78	$1,056.62	$1,013.36	$1,000.00	$1,000.00

Income/(loss) from investment operations:(b)

Net investment income/(loss)	(14.20)	(24.77)	(21.66)	(20.15)	-
Net realized and unrealized gain/(loss) from investments	(58.32)	39.22	78.64	45.95	-
Total income/(loss) from investment operations	(72.52)	14.45	56.98	25.80	-
Less: Distribution of net investment income to Members	-	(36.21)	(13.72)	(12.44)	-
Distribution of net realized capital gains to Members	-	(12.08)	-	-	-
Total distributions to Members	-	(48.29)	(13.72)	(12.44)	-
Net asset value per Share, end of period/year	$950.26	$1,022.78	$1,056.62	$1,013.36	$1,000.00

Total return (c)	(7.09%) (g)	1.45%	5.62%	2.62%	0.00%

Ratios to average net assets (d)(e):
Gross expenses	2.85%	2.41%	2.15%	2.20%	0.00%
Expenses (waived)/recouped	(0.07%)	-	-	-	-
Net expenses, including non-reimbursable expenses (f)	2.78%	2.41%	2.15%	2.20%	0.00%

Net investment income/(loss)	(2.75%)	(2.36%)	(2.09%)	(2.05%)	0.00%

Net assets, end of period/year (in thousands)	$62,596	$76,436	$101,657	$132,666	$166,387

Portfolio turnover rate	16.77%	32.85%	33.29%	68.00%	0.00%

(a)	As the fund reorganized its share classes at the close of business on March 31, 2012 Class I had yet to experience operations.
Thus, the expense ratio, net investment income ratio, portfolio turnover and total return as of the close of business on March 31, 2012 was zero.
(b)	Based on average Shares outstanding.
(c)	The total return calculation assumes reinvestment of all distributions.
(d)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(e)	Annualized based on number of days during the period.
(f)	Net expenses excluding non-reimbursable expenses are capped at 2.65% for Class I.
(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Financial Highlights (continued)

	Class A

	For the Six Month Period Ended September 30, 2015 (Unaudited)		For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	As of the close of business on March 31, 2012 (a)
Per Share operating performance:
(For Shares outstanding throughout the period/year)
Net asset value per Share, beginning of period/year	$994.49		$1,039.76	$1,010.17	$1,000.00	$1,000.00

Income/(loss) from investment operations: (b)

Net investment income/(loss)	(16.76)		(35.30)	(34.60)	(23.27)	-
Net realized and unrealized gain/(loss) from investments	(57.51)		38.32	77.91	45.88	-
Total income/(loss) from investment operations	(74.27)		3.02	43.31	22.61	-
Less: Distribution of net investment income to Members	-		(36.21)	(13.72)	(12.44)	-
Distribution of net realized capital gains to Members	-		(12.08)	-	-	-
Total distributions to Members	-		(48.29)	(13.72)	(12.44)	-
Net asset value per Share, end of period/year	$920.22		$994.49	$1,039.76	$1,010.17	$1,000.00

Total return (c)	(7.47% )	(g)	0.36%	4.29%	2.30%	0.00%

Ratios to average net assets (d)(e):
Gross expenses	3.56%		3.14%	2.81%	2.69%	0.00%
Expenses (waived)/recouped	0.04%		0.35%	0.62%	(0.22%)	-
Net expenses, including non-reimbursable expenses (e)	3.60%		3.49%	3.43%	2.47%	0.00%

Net investment income/(loss)	(3.56% )		(3.45%)	(3.37%)	(2.31%)	0.00%

Net assets, end of period/year (in thousands)	$4,010		$4,735	$5,286	$5,470	$10,351

Portfolio turnover rate	16.77%		32.85%	33.29%	68.00%	0.00%

(a)	As the fund reorganized its share classes at the close of business on March 31, 2012 Class A had yet to experience operations.
Thus, the expense ratio, net investment income ratio, portfolio turnover and total return as of the close of business on March 31, 2012 was zero.
(b)	Based on average Shares outstanding.
(c)	The total return calculation assumes reinvestment of all distributions.
(d)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(e)	Annualized based on number of days during the period.
(f)	Net expenses excluding non-reimbursable expenses are capped at 3.40% for Class A.
(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Financial Highlights (continued)

	For the Period from February 1, 2012 to March 31, 2012 (a)		For the Year Ended January 31, 2012		For the Year Ended January 31, 2011

Total return	0.93%	(b)	(10.06%	)	8.69%

Ratios to average net assets:
Expenses (c)	2.50%	(d)	1.89%		1.61%
Net investment loss (c)	(2.24%	) (d)	(1.55%	)	(1.24%	)
Net Assets, end of period (in thousands)	$176,738		$180,959		$180,966

Portfolio turnover rate	10.00%		72.00%		73.00%

(a)	Reorganization date. Reorganization occurred March 31, 2012. Ratios shown represent Member classes/interests prior to the introduction of Class I and Class A.
(b)	Not annualized.
(c)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(d)	Annualized based on number of days during the period.

The accompanying notes are an integral part of these financial statements.

GAI Mesirow Insight Fund, LLC

Notes to Financial Statements (unaudited)
September 30, 2015

1. Organization

GAI Mesirow Insight Fund, LLC (the "Fund"), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), since August 1, 2008. The Fund is a closed-end management investment company and was previously operated as the master fund in a "master-feeder" structure. Effective as of the close of business on March 31, 2012 (the "Reorganization Date"), each of the feeder funds that invested in the Fund and distributed their Fund shares to their investors.

Wells Fargo Investment Institute, Inc. ("WFII") (the "Adviser") is the investment adviser to the Fund. The Adviser’s Global Alternative Investments ("GAI") division is responsible for managing the Fund under the advisory agreement. The Adviser has retained Mesirow Advanced Strategies, Inc. (the "Subadviser"), an Illinois corporation, to formulate and implement the Fund's investment program.

The Fund's investment objective is to provide attractive risk-adjusted returns with moderate volatility and moderate correlation to the broad equity and debt markets. Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles, commonly referred to as "hedge funds", and investments in equity securities (together, the "Investment Funds"), selected by the Subadviser in consultation with the Adviser. The Subadviser recommends the Investment Funds in which the Fund invests and the relative allocations to each Investment Fund to the Adviser and the Fund. The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures. The Subadviser may cause the Fund to maintain such cash holdings as the Subadviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund's assets. There can be no assurance that the Fund's investment objective will be achieved or that the Fund will not incur losses.

The Fund's Board of Managers (the "Fund Board") provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund's business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The following is a summary of significant accounting  policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States ("GAAP").  The accompanying financial statements of the Fund are stated in U.S. dollars.

The Fund is considered to be an investment company in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services – Investment Companies ("FASB ASC 946"), and is following the accounting and reporting guidance found within FASB ASC 946.

GAI Mesirow Insight Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2015

(a) Valuation of investments in Investment Funds – The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board. The fair value ordinarily will be the value of an interest in an Investment Fund determined by the investment manager of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund's interests in the Investment Funds. Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund's interests in the Investment Funds.  Under some circumstances, the Fund or the Adviser and Subadviser may determine, based on other information available to the Fund or the Adviser and Subadviser, that an Investment Fund's reported valuation does not represent fair value. If it is determined that the Investment Fund's reported valuation does not represent fair value, the Adviser and Subadviser may choose to make adjustments to reflect the fair value. During the six month period ended September 30, 2015, no such adjustments were deemed necessary by the Adviser and Subadviser. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment. A description of each investment in the Fund by strategy can be found in the tables within the Schedule of Investments.

(b) Income taxes – The Fund elects to be treated as, and qualifies as, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2015.

The Fund utilizes a tax-year end of March 31 and the Fund's income and federal excise tax returns and all financial records supporting the 2013, 2014 and 2015 returns are subject to examination by the federal and Delaware revenue authorities.

GAI Mesirow Insight Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2015

At March 31, 2015 (the Fund's last tax-year end), the Fund held a capital loss deferral of $636,964, which can be used to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

(c)  Security transactions and investment income – The Fund's transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund's transactions are determined on the average cost basis. Interest income is recognized on the accrual basis. The Fund will indirectly bear a portion of the Investment Funds' income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund's financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations or in the Financial Highlights.

(d) Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

(e) Rebate income – A portion of the management fees charged by some of the investment managers of the Investment Funds that the Fund invests in is rebated to the Fund and is recognized on the accrual basis.

(f)  Distributions – Distributions will be paid at least annually on limited liability company interests ("Shares") in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. Each investor (each, a "Member") will automatically be a participant under the Fund's Dividend Reinvestment Plan ("DRP") and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member's broker or intermediary.

Distributions to Members from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.  Temporary differences do not require reclassifications.

(g) Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(h) Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transaction costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

(i) Expense limitation agreement – Through December 31, 2015, the Adviser has contractually agreed to limit the Fund's total annualized ordinary fund-wide operating expenses to 2.65%. In addition, Class A shares of beneficial interest ("Class A Shares") are subject to class-specific expenses. Class I shares of beneficial interest ("Class I Shares") have no class-specific expenses. Members holding Class A Shares will pay (in addition to up to 2.65% in ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the "Investor Distribution and Servicing Fee"), for a total annualized rate of up to 3.40%.  The Adviser is authorized to recoup expenses attributable to Class A Shares waived in prior periods, provided that ordinary fund-wide operating expenses are less than the annual limitation rate in place at the time such expenses were borne by the Adviser (or affiliated predecessor) and that any such recoupment is limited to expenses incurred within three years of the end of the fiscal year during which the expenses were waived.  As of September 30, 2015, the amount of expense reimbursable by the Adviser was $24,619 and is included in the Statement of Operations.

As of September 30, 2015, amounts subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed such expenses were as follows:
Class A
Amount	Date
$14,549	March 31, 2016

As of September 30, 2015, the amount of expenses reimbursed by the Adviser and receivable by the Fund was $22,661.

(j) Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the "Administrator") serves as the Administrator to the Fund. Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated based upon the Fund's beginning of the month's net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the "Custodian") serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, 0.02% per annum is paid to the Custodian based on gross ending assets at the end of each month.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

(k) Accounting pronouncements – In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 eliminates the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient. Reporting entities must provide sufficient information to enable users to reconcile total investments in the fair value hierarchy and total investments measured at fair value in the statement of assets, liabilities, and net assets. Additionally, the scope of current disclosure requirements for investments eligible to be measured at NAV will be limited to investments to which the practical expedient is applied. Reporting entities are required to adopt the ASU retrospectively. The standard is effective for interim and annual reporting periods for public entities beginning after December 15, 2015, and for all other entities for interim and annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Fund elected to adopt ASU 2015-07 as of June 30, 2015.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

3. Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the period are disclosed in the Statement of Operations unless otherwise stated and include the following:

(a) Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Global Alternative Investment Services, Inc. (the "Placement Agent"), the Placement Agent is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Class A Shares that are their customers.

The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Members in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent's ongoing investor servicing. Pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares. Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six month period ended September 30, 2015, the Fund expensed Investor Distribution and Servicing Fees of $16,274. As of September 30, 2015, there were $7,797 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b) Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent's sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Member (the "Class A Share Placement Fee"). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Member's investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Member's investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Member's "Immediate Family Members" (as defined in the Fund's subscription agreement).  The Member must indicate in the subscription agreement who such "Immediate Family Members" are and the amounts of their investments.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

The Class A Share Placement Fee is charged in addition to the initial or additional subscriptions provided by the Member and is as follows:
Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended September 30, 2015, there were no Class A Share Placement Fees paid to sub-agents of the Placement Agent by Members.

(c)  Investment advisory fees – Amounts paid, and payable, to the Adviser for the six month period ended September 30, 2015 are disclosed in Note 4.

(d)  Fund Board fees and expenses – For the six month period ended September 30, 2015, the Fund incurred Fund Board fees, including out of pocket expenses, of $26,294.  As of September 30, 2015, amounts payable to the Fund Board were $4,534.

4.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Advisers Act. The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach. The Adviser is registered with the Commodity Futures Trading Commission  ("CFTC") as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA"). Although the Adviser is registered as a CPO it intends to rely on the no-action relief afforded by CFTC Staff Letter No. 12-38 and the exception from CPO registration  in CFTC Regulation  4.5. Therefore, the Adviser is not required to deliver a CFTC disclosure document to the Fund's investors, nor is it required to provide Fund investors certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of September 30, 2015, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Additional CFTC regulation (or a decision to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

In addition, the CFTC, in consultation with other federal regulators, has proposed margin requirements for uncleared swap transactions.  If adopted, the proposed requirements could increase the amount of margin necessary to conduct uncleared swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions.  The proposed rule may also affect the ability of the Fund to use swap agreements to implement the Fund's investment strategy and may substantially increase regulatory compliance costs for the Adviser and the Fund. As of September 30, 2015, the actual margin requirements and ultimate impact of the rule proposals on the Fund are uncertain.

Pursuant to the terms of the advisory agreement between the Fund and the Adviser, the Adviser is responsible for selecting an investment subadviser to manage the Fund's assets and to monitor such management of the Fund's assets in accordance with the Fund's investment objective and related investment policies. Subject to the approval of the Fund Board, the Adviser may elect to manage the Fund's investments and determine the composition of the assets of the Fund.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for implementing a continuous investment program for the assets of the Fund, monitoring of the investment activities and holdings of the Fund, and for the selection of Investment Funds as well as direct investments of the Fund, in consultation with the Adviser.

The Fund accrues monthly and pays the Adviser each quarter a fee ("Management Fee") equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding shares of the Fund calculated as of the last day of each month (before any repurchases of shares). The Management Fee incurred by the Fund for the six month period ended September 30, 2015 was $484,845. As of September 30, 2015, the Management Fee payable to the Adviser was $229,661. The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

5.  Investment Fund Transactions

Purchases of investments in Investment Funds for the six month period ended September 30, 2015 were $11,660,000. Proceeds from sales of investments in Investment Funds for the six month period ended September 30, 2015 were $18,073,774.

6.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds' portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund investment managers.

The Subadviser actively allocates, and from time to time reallocates, the Fund's assets among the Investment Funds.  While redemptions are permitted as noted in the table below for the Investment Funds, such redemptions may be suspended at any time upon the election of the management of the Investment Funds.

The investment managers of the Investment Funds are not affiliated with the Adviser or the Subadviser.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund's proportionate share exceeds 5% of the Fund's net assets at September 30, 2015.

The following table summarizes the Fund's investments in the Investment Funds during the six month period ended September 30, 2015, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund pays the investment manager of the Investment Fund a management fee.  The fee rate varies and ranges from 1.00% to 2.10% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 16% to 20% (subject to any applicable thresholds) of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
Myriad Opportunities Offshore Fund Ltd.	9.1%	$5,408,872	$(106,872)	$—	Quarterly	Cayman Islands
LiquidAlts Omega Fund	8.1	4,855,026	(825,155)	(57,740)	Daily	Channel Islands
ValueAct Capital International II, LP	8.1	4,818,420	(390,934)	—	Annually	British Virgin Islands
LibreMax Offshore Fund, Ltd.	8.0	4,762,299	(282,789)	295,233	Quarterly	Cayman Islands
Trend Macro Offshore Ltd.	6.2	3,679,808	24,246	23,710	Monthly	Cayman Islands
HFR CA Lazard Rathmore Fund	6.0	3,588,252	(40,999)	—	Weekly	Bermuda
Anchor Bolt Offshore Fund, Ltd.	6.0	3,569,857	(30,143)	—	Quarterly	Cayman Islands
Naya Fund	6.0	3,544,707	(97,160)	—	Quarterly	Cayman Islands
Corvex Offshore Corvex Offshore Ltd..	5.7	3,419,357	(507,680)	295,318	Quarterly	Cayman Islands
Winton Futures Fund Ltd.	5.7	3,418,413	(388,186)	175,088	Monthly	British Virgin Islands
Menta Global Offshore, Ltd.	5.6	3,335,895	135,895	—	Monthly	Cayman Islands
Senator Global Opportunity Offshore Fund Ltd.	5.2	3,117,370	(218,814)	—	Quarterly	Cayman Islands
Dymon Asia Macro Fund	5.2	3,085,451	(64,549)	—	Monthly	Cayman Islands
Discovery Global Macro Fund Ltd.	4.6	2,766,191	7,221	(130,965)	Quarterly	Cayman Islands
HFR RVA Kayne MLP 1.25x Fund	4.2	2,513,814	(1,123,623)	—	Weekly	Bermuda
King Street Europe, Ltd.	3.4	2,031,230	(270,988)	284,664	Quarterly	British Virgin Islands
Owl Creek Overseas Fund Ltd.	2.9	1,703,856	(26,419)	(374,446)	Annually	Cayman Islands
Axonic Credit Opportunities Overseas Fund, Ltd.	—	—	(1,129,560)	1,189,815	Quarterly	Cayman Islands
Balestra Global Ltd.	—	—	—	7,070	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0%	$59,618,818	$(5,336,509)	$1,707,747

*       Subject to the terms of the offering memorandums of the Investment Funds.
While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the six month period ended September 30, 2015. The Fund had no unfunded capital commitments as of September 30, 2015.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2015:

Credit Strategies. Credit strategies commonly invest long and short in debt obligations of public and private companies to provide exposure to credit and/or volatility risks associated with those asset classes. For example, credit funds may invest long and short in debt obligations of companies that are in a period of stress due to, for instance, operational difficulties, financial duress, or bankruptcy proceedings. Long-biased credit funds typically have a net long exposure greater than 50%.  Long/short credit funds generally maintain net exposure between 50% short and 50% long. Short-biased credit funds generally maintain a net short exposure greater than 50% net short. Multi-strategy credit funds invest across multiple credit strategies. An Investment Fund may make opportunistic allocations of capital across various structured product assets. Structured product transactions typically involve securities that entitle an Investment Fund to receive payments based primarily on the cash flows or market value of a specified pool of financial assets. Examples of structured product investments include collateralized bond, loan, and debt obligations as well as synthetic positions replicating such obligations, residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

Diversified/Multi-Strategies. Diversified/Multi-Strategy Investment Funds may employ any of the strategies described herein, as well as any other strategy the investment manager determines presents the opportunity for profit in light of current market conditions.

Event-Driven Strategies. Event driven strategies generally seek to profit from anticipated outcomes of company-specific or transaction-specific events. Company events that serve as investment catalysts for event managers include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings, and reorganizations.  Event driven strategies rely upon the accurate forecasting of the outcome of particular events in addition to high quality valuation analyses. Investment Funds employing event strategies may invest long, short, or both, and generally do not rely on market direction for results. Examples of event driven strategies include merger arbitrage, in which an Investment Fund will be long the stock of a merger target while shorting the stock of the acquiring company, and event equity, in which an Investment Fund invests in a spin-off, recapitalization, or similar event that (unlike merger arbitrage) does not have a defined time frame or announced target price.

Hedged Equity Strategies. Hedged equity Investment Funds primarily invest in stocks of companies of varying market capitalizations. Such companies are primarily listed in the U.S., European, and developed Asian equities markets, although Investment Funds may invest in equity instruments in other regions, and may also invest a portion of assets in certain non-equity related securities. Hedged equity Investment Funds generally take both long and short positions  or utilize other hedged investment approaches designed to control (but not eliminate) market exposure. Hedged equity Investment Funds tend to have a defined, fundamental investment philosophy, much like that of a traditional equity fund, and they generally implement that philosophy on both the long and short sides of the market. The hedged equity strategies to which the Fund may have exposure include opportunistic, loose neutral, long-biased, and short-biased. Opportunistic Investment Funds take both long and short positions in equity securities and derivatives  at levels of exposure that vary depending on their investment outlook.   Opportunistic strategies are typically expected to profit from stock picking skills, as well as portfolio risk management, and may use fundamental, bottom-up, and top-down sector and macro analysis. Opportunistic Investment Funds may have net short exposure to equity markets at points in time, but typically are expected to have a long bias over a market cycle and many will have net exposures in the 20% to 50% range.  Loose neutral strategies generally involve being simultaneously long and short equity portfolios of the same size within a geographic region or sector and are typically intended to profit from market inefficiencies. Loose neutral managers typically maintain net exposure between 20% short and 20% long. Long-biased Investment Funds typically invest both long and short, but have a net long exposure to the equity markets (generally greater than 50% to 70% net long, although the Subadviser may invest with Investment Funds that have 100% long exposure), such that their strategies can be expected to perform better in rising markets. Investment Funds may utilize niche strategies, focusing on growth or value stocks, small or large capitalization companies, particular industries, or a particular geographical region or sector. Short-biased Investment Funds are a sub-set of hedged equity strategies that typically maintain net short exposure to equity markets by taking short positions in companies whose equities they expect to decline in price.    The Subadviser generally invests in short-biased managers in order to offer greater diversification of short selling exposure. The Subadviser may utilize short-biased Investment Funds to decrease or hedge long equity exposure resulting from long positioning of other Investment Funds. Short exposure may be taken through the use of short-selling, or through exchange traded or over-the-counter derivative instruments such as futures, options, and swaps.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

Macro and Commodity Strategies. Macro and commodity strategies typically engage in an analysis of economic, political, and financial market conditions incorporating a variety of macro and micro considerations including, but not limited to, the business cycle, central bank policy, the regulatory and political environment, demographics, and fiscal policy in an effort to identify investment opportunities across a wide range of investment instruments. The macro and commodity investment approach is wide ranging, attempting to identify potential market opportunities irrespective of market sector, instrument or asset traded, or geography. Investment Funds may use a number of trading strategies in an attempt to achieve their investment objectives including, but not limited to, futures investing, equity long/short strategies, and credit-related strategies. The various techniques that Investment Funds employ may be used as independent profit opportunities, as well as to hedge existing positions. To implement macro and commodity strategies, Investment Funds may trade securities of all kinds, derivative instruments (including, but not limited to, forwards, swaps, swaptions, collars, caps, floors, and other types of over-the-counter derivatives, as well as exchange-traded derivatives, including options, futures, and options on futures) on currencies, interest rates, commodities, and other types of financial and non-financial underlyings, or other transactions with similar substantive or economic effect, and other investments of all types and kinds.

Relative Value Strategies. Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Relative value strategies generally involve taking a position in one instrument and simultaneously taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential.  Relative value strategies are implemented in a manner intended to substantially limit, if not entirely remove, the impact of market direction on performance. Examples of relative value strategies are (a) convertible bond arbitrage, in which an Investment Fund is long a convertible bond and short the issuer's common stock in an attempt to profit from the mispricing between the two securities, (b) volatility arbitrage, in which an Investment Fund invests in long and short volatility positions,  typically through options, (c) capital structure arbitrage, in which an Investment Fund is long an issuer's security that is senior or junior to securities elsewhere in the issuer's capital structure that the Investment Fund takes a short position in, with an expectation that the relative prices of the issuer's two securities will converge, and (d) strict market neutral, which is typically a quantitative strategy in which long and short positions are taken in equal weight, with the aim of removing market bias.

7.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

• Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
• Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

• Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

As a result of the adoption of ASU 2015-07, investments in Investment Funds with a fair value of $59,618,818 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows:

Description	Total Fair Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Funds(1)	$59,618,818	$—	$—	$—
Investments in Securities
Equity	3,118,950	3,118,950	—	—
Total Investments	$62,737,768	$3,118,950	$—	$—

(1)	Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets, Liabilities and Net Assets.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between Level 1 and Level 2 during the six month period ended September 30, 2015.

8.  Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Fund may from time to time offer to repurchase shares pursuant to written tenders by Members.  Tender offers will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.

The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Members quarterly.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

For the six month period ended September 30, 2015, transactions in the Fund's shares were as follows:

			Reinvestment of Distributions (in Shares)	Reinvestment of Distributions
	Subscriptions (in Shares)	Subscriptions			Tenders (in Shares)	Tenders
Class I	438.151	$450,000	–	$–	(9,299.005)	$(9,168,813)
Class A	–	–	–	–	(403.797)	(383,804)
	438.151	$450,000	–	$–	(9,702.802)	$(9,552,617)

9.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser's and Subadviser's experience, the Fund believes the risk of loss from these arrangements to be remote.

10.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

11.  Line of Credit Arrangement

The Fund maintains a committed, secured line of credit (the "Facility") with Deutsche Bank AG ("DB"). The Facility had the following terms: (a) interest rate of applicable London Interbank Offered Rate ("LIBOR") rate plus 1.00% per annum, (b) a commitment fee of 0.65% per annum of the maximum principal amount, and (c) a committed amount of $12,000,000.

For the six month period ended September 30, 2015, the Fund had no borrowings and as of September 30, 2015, there was no outstanding balance under the line of credit.

For the six month period ended September 30, 2015, commitment fees of $39,650 were expensed and are included in the accompanying Statement of Operations. Commitment fees of $19,933 were payable to DB as of September 30, 2015.

The Fund is required to meet certain financial covenants, such as maintaining a target collateralization rate of 25%, as defined in the credit facility to be the sum of the aggregate principal amount outstanding on the last business day of each month plus the accrued but unpaid interest amounts (as of such date) divided by the gross portfolio values as of the last business day of each month.  The Fund met all financial covenants as of and during the six month period ended September 30, 2015.

GAI Mesirow Insight Fund, LLC
Notes to Financial Statements (unaudited) (continued)
September 30, 2015

12.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

At a meeting held on September 10, 2015, the Boards of Managers (the “Board”) of the GAI Mesirow Insight Fund, LLC (the “Mesirow Fund”) and the GAI Corbin Multi-Strategy Fund, LLC (the “Corbin Fund” and together the “Funds”) approved a reorganization under which shareholders of the Mesirow Fund will receive common shares of the Corbin Fund, and the Corbin Fund will acquire substantially all of the assets and liabilities of the Mesirow Fund. Such transaction would occur on the basis of relative net asset value of the Funds. The Board of each Fund determined that the reorganization would be in the best interests of such Fund and that the Members would not be diluted as a result of the reorganization. The Board also took into account that: (i) the Funds expose their Members to similar types of risk and implementing substantially similar investment strategies and objectives; and (ii) the Corbin Fund has outperformed the Mesirow Fund. The reorganization, which was described in an information statement filed with the Securities and Exchange Commission in final form on September 25, 2015, was approved by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940, as amended, and the rules thereunder) of the Mesirow Fund at a Member meeting held on October 27, 2015. The transaction is currently expected to close at the end of 2015.

GAI Mesirow Insight Fund, LLC

Supplemental Information (unaudited)

Tax Information

Certain dividends paid by the Fund may qualify for the corporate dividends received deduction. The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of March 31, 2016.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on May 7, 2015, the Board, including the Independent Managers, considered and approved the continuation of the investment advisory agreement between the Adviser and the Fund (“Advisory Agreement”) and the subadvisory agreement among the Adviser, the Fund and the Subadviser (“Subadvisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”). In preparation for review of the agreements, the Board requested the Adviser and Subadviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the investment advisory and subadvisory agreements. On May 7, 2015, the Independent Managers met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser and Subadviser being present.

Representatives of the Adviser and Subadviser made extensive presentations regarding the materials and responded to questions from the Independent Managers. Further, the Board, including the Independent Managers, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process.

Upon consideration of these presentations, discussions, materials and other factors, the Board determined:

Nature, Extent and Quality of Services Provided to each Fund. The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser, including in particular investment decision making, monitoring and oversight, as well as compliance, and the subadvisory services provided by the Subadviser under the Advisory Agreements, including the selection of investments, allocation of the Fund’s assets among, and monitoring performance of, underlying Investment Funds, evaluation of risk exposure of underlying Investment Funds, experience of underlying Investment Funds’ managers, management of short-term cash and operations of underlying Investment Funds, and day-to-day portfolio management and general due diligence examination of underlying Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory and administrative services provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel and the Adviser’s interactions with the Subadviser in assisting the Fund in compliance and other non-advisory areas. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and the Subadviser who would provide the investment advisory, subadvisory, and administrative services to the Fund, including recent changes in such personnel. The Board examined performance of the Fund during the period and previously. The Board determined that the Adviser’s and the Subadviser’s portfolio managers and key personnel are well qualified and perform the services in an efficient and professional manner with acceptable and competitive performance results. The Board also took into account the Adviser’s and the Subadviser’s compliance functions and their roles in determining the fair value of the Fund’s assets. The Board also reflected on the annual audit process and the roles provided by the Adviser and Subadviser, including the time, resources and personnel availability provided by each. The Board concluded that the overall quality of the investment advisory, subadvisory and administrative services was satisfactory.

GAI Mesirow Insight Fund, LLC

Supplemental Information (unaudited) (continued)

Cost of the Services Provided, and whether Economies of Scale would be Realized. The Board considered the Fund’s advisory fee and concluded that such fee was reasonable and satisfactory in light of the services to be provided. The Board reviewed the advisory and subadvisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee, subadvisory fee and total expense ratio for the Fund with various comparative data, including a chart prepared by the Adviser comparing the fees payable by the Fund to those payable by comparable funds. The Board noted that the fees payable to the Adviser and the Subadviser were comparable to the fees payable to the investment managers of other similarly situated funds. The Board also considered fees charged by the Subadviser to other accounts managed by the Subadviser. The Board concluded that the advisory fee, the subadvisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the services provided. The Board also determined that, given the relative size of the Fund, economies of scale were not likely to be present or were not a significant factor at this time.

Profitability of the Adviser and each of its Affiliates. The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser including the Adviser’s methodology in allocating costs in determining its profitability. Based on the review of the information they received, the Board members concluded that the profits earned by the Adviser were reasonable. The Board did not consider the costs of the services provided and profits, if any, realized by the Subadviser from the respective relationships with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the subadvisory fee rates on behalf of the Fund and that the Adviser pays the Subadviser from the advisory fee paid to the Adviser.

Benefits Derived by Adviser and/or Subadviser from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to the Adviser and/or Subadviser as a result of the advisory relationship with the Fund. In this regard, the Board noted that no soft-dollar research exists or is significant, in light of the investments in Investment Funds, and that “fall-out” benefits, to the extent any exist, are not a material factor with regard to approving the Advisory Agreements.

General Conclusion. Based on its consideration of all factors that it deemed material, the Board, including all of the Independent Managers, determined that the Fund’s advisory fee is fair and reasonable with respect to the quality of services that the Adviser and the Subadviser provide and in light of the other factors that had been discussed and deemed relevant by the Board. The Board noted that it had based its decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Advisory Agreements.

The Board of Managers of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Members of the Fund’s Board of Managers ("Managers") are not required to hold Shares of the Fund.  A majority of the Managers are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (collectively, the "Independent Managers"). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation or trust.

The identity of the Independent Managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Independent Manager who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act (an "Interested Manager"), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

GAI Mesirow Insight Fund, LLC

Supplemental Information (unaudited) (continued)

Managers
Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Manager During the Last 5 Years
Adam Taback* Age: 44	Manager, President	Since 2011	Head of Global Alternative Investments and Senior Vice President, Wells Fargo Investment Institute, Inc., since 2014; President, Wells Fargo Investment Institute, Inc., 2003-2014; President, Wells Fargo Alternative Asset Management, LLC, 2011; President, Global Alternative Investment Services, Inc., since 2010; President, A.G. Edwards Capital, Inc., since 2008.	4
Chairman of the Board of Trustees, GAI Agility Income Fund, since 2010: Chairman of the Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Chairman of the Board of Managers, GAI Corbin  Multi-Strategy Fund, LLC, since 2010.  Director of Global Alternative Investment Services, Inc., since 2010; Director, A.G. Edwards Capital, Inc., since 2008; Director, Wells Fargo Investment Institute, Inc., 2005-2014.

James Dean Age: 59	Manager	Since 2011	Executive Vice Chancellor and Provost, UNC at Chapel Hill, since 2013; Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998-2013.	4	Trustee, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010.
James Dunn Age: 42	Manager	Since 2011	Chief Executive Officer, Chief Investment Officer, Verger Capital Management LLC, since 2014; Vice President, Chief Investment Officer, Wake Forest University, 2009-2014; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4	Trustee, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010.
Stephen Golding Age: 66	Manager	Since 2011	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010; Executive Vice President, Finance and Administration, Cornell University, 2005-2009.	4
Trustee, Washington College, since 2003; Trustee, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Trustee, Wells College Board Member, 2012-2015.

GAI Mesirow Insight Fund, LLC
Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Manager During the Last 5 Years
James Hille Age: 53	Manager	Since 2011	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Teachers Retirement System of Texas, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Communities Foundation of Texas, since 2012; Trustee, Trinity Valley School, since 2009; Trustee, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Board Member, Investment Advisory Board of the Texas State Treasury Safekeeping Trust Fund; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures, Inc., since 2012.

Jonathan Hook Age: 57	Manager	Since 2011	Chief Investment Officer, Harry and Jeanette Weinberg Foundation, since 2014; Vice President, Chief Investment Officer, The Ohio State University, 2008-2014; Chief Investment Officer, Baylor University, 2001-2008.	4
Trustee, GAI Agility Income Fund, since 2010; Member   of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board since 2010; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since
2011.

GAI Mesirow Insight Fund, LLC
Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Manager During the Last 5 Years
Dennis Schmal Age: 68	Manager	Since 2008	Self-employed; Board Director and Consultant.	4
Trustee, GAI Agility Income Fund, since 2011; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2011; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2011; Director, Grail Advisors ETF Trust (5 Funds) 2009-2011; Director, AssetMark/GuideMark/Guide Path Mutual Funds, since 2006; Chairman of the Board of Directors of Pacific Metrics Corporation, 2005-2014; Director and Chairman of the Board, Sitoa Global, Inc., 2012-2013; Director, Varian Semiconductor Equipment Associates, 2004-2011; Director, Merriman Holdings, Inc., since 2003; Director, Owens Realty Mortgage Inc., since 2013; Trustee, Cambria ETFFunds, since 2013; Director, Blue Calypso Inc., since 2015; Director, North Bay Bancorp, 2006-2007.

*	Indicates an Interested Manager.

(1)	As of September 30, 2015.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.   Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(3)	The "Fund Complex" is currently comprised of four closed-end registered investment companies.

GAI Mesirow Insight Fund, LLC

Supplemental Information (unaudited) (continued)

Principal Officers who are not Managers:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 35	Treasurer	Since 2011
Manager of Global Alternative Investments Financing and Accounting, Wells Fargo Investment Institute, Inc., since 2007; Senior Analyst, Wells Fargo Investment Institute, Inc., 2006; Treasurer, Wells Fargo Alternative Asset Management, LLC, 2011; Senior Financial Analyst, Turbine, Inc.; 2003-2006.

Britta Patterson Age: 41	Secretary	Since 2011
Senior Vice President and Secretary, Wells Fargo Investment Institute, Inc., since 2008; Director and Chief Administrative Officer, AG Edwards Capital, Inc., since 2008; Director (2009-2014), Chief Administrative Officer, Wells Fargo Investment Institute, Inc., 2005-2014; Chief Administrative Officer, Senior Vice President, Wells Fargo Alternative Asset Management, LLC, 2011.

Jeffrey Minerva Age: 33	Assistant Treasurer	Since 2013
Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate, Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005-2006.

James Angelos Age: 68	Chief Compliance Officer	Since 2014
Chief Compliance Officer, Wells Fargo Investment Institute, Inc., since 2014; Chief Compliance Officer, A.G. Edwards Capital, Inc., since 2014; Senior Industry Consultant, Mainstay Capital Markets Consultants, Inc., 2013-2014; Surveillance Director, Financial Industry Regulatory Authority, 2011-2013; Vice President- Asset Management Compliance, Ameriprise Financial Services, 2007-2010.

GAI Mesirow Insight Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Sean M. Nicolosi Age: 42	Chief Operating Officer	Since 2014
Director of Alternative Investment Operations, Wells Fargo Investment Institute, Inc., since 2014; Chief Operating Officer and Director, Global Alternative Investment Services, Inc., since 2014; Chief Operating Officer and Director, A.G. Edwards Capital, Inc., since 2014; Chief Operating Officer and Director, Wells Fargo Investment Institute, Inc., 2014; Vice President and Operations Manager, Wells Fargo Investment Institute, Inc., 2012-2014; Vice President and Senior Financial Reporting Manager, BNY Mellon Global Investment Services, 2011-2012; Administration Manager, Wells Fargo Investment Institute, Inc., 2005-2011.

(1)	As of September 30, 2015.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable.

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Mesirow Insight Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/4/15

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	12/4/15

* Print the name and title of each signing officer under his or her signature.